Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Attributable to the shareholders of the Company [Member]	Share capital [Member]		Share premium [Member]	Cumulative translation adjustment [Member]	Capital reserves [Member]	Treasury shares, at cost [Member]	Retained earnings [Member]	Non-controlling interests [Member]
Balance as at Start of Period at Dec. 31, 2014	$ 3,000	$ 2,974	$ 543		$ 134	$ (201)	$ 66	$ (260)	$ 2,692	$ 26
Issue of shares	16	16	1		15	0	0	0	0	0
Share-based compensation	15	15	0	[1]	0	0	15	0	0	0
Dividends	(348)	(347)	0		0	0	0	0	(347)	(1)
Business combinations	158	14	0		0	0	14	0	0	144
Comprensive income (loss)	347	356	0		0	(199)	(2)	0	557	(9)
Balance as at End of Period at Dec. 31, 2015	3,188	3,028	544		149	(400)	93	(260)	2,902	160
Share-based compensation	15	15	0	[1]	25	0	(10)	0	0	0
Dividends	(226)	(222)	0		0	0	0	0	(222)	(4)
Changes in equity of equity-accounted investees	(15)	(15)	0		0	0	(15)	0	0	0
Non-controlling interests in business combinations from prior periods	(12)	0	0		0	0	0	0	0	(12)
Comprensive income (loss)	(291)	(232)	0		0	(81)	11	0	(162)	(59)
Balance as at End of Period at Dec. 31, 2016	2,659	2,574	544		174	(481)	79	(260)	2,518	85
Share-based compensation	16	16	1		12	0	3	0	0	0
Dividends	(178)	(177)	0		0	0	0	0	(177)	(1)
Comprensive income (loss)	433	446	0		0	148	(52)	0	350	(13)
Balance as at End of Period at Dec. 31, 2017	$ 2,930	$ 2,859	$ 545		$ 186	$ (333)	$ 30	$ (260)	$ 2,691	$ 71

[1]	Less than $1 million.